Income taxes - Income Tax Reconciliation (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Loss before income taxes	$ (85,695)	$ (204,390)
Income tax provision calculated using the Canadian federal and provincial statutory income tax rate	(22,709)	(54,163)
Non-deductible expenses, net	850	1,563
Non-deductible portion of capital losses, net	(3,659)	(1,120)
Share of loss of associates	140	81
Change in unrecognized deferred tax assets	25,658	26,844
Differences in foreign statutory tax rates	(542)	2,164
Other	910	2,114
Income tax expense (recovery)	$ 648	$ (22,517)
Tax rate	26.50%	26.50%